UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-06490

Dreyfus Premier Investment Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	03/31/18

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Large Cap Equity Fund

Dreyfus Large Cap Growth Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Large Cap Equity Fund
March 31, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.2%
Banks - 5.0%
Bank of America	441,060		13,227,389
JPMorgan Chase & Co.	108,296		11,909,311
SVB Financial Group	22,859	[a]	5,486,389
			30,623,089
Capital Goods - 8.3%
3M	29,665		6,512,061
Deere & Co.	51,800		8,045,576
Eaton	71,010		5,674,409
Honeywell International	66,918		9,670,320
Illinois Tool Works	70,332		11,018,211
Ingersoll-Rand	107,940		9,229,949
			50,150,526
Consumer Durables & Apparel - 1.1%
NIKE, Cl. B	100,674		6,688,781
Consumer Services - 2.7%
Starbucks	149,520		8,655,713
Yum! Brands	91,580		7,796,205
			16,451,918
Diversified Financials - 7.8%
Ally Financial	344,800		9,361,320
Charles Schwab	154,600		8,073,212
Intercontinental Exchange	105,930		7,682,044
Invesco	285,276		9,131,685
Synchrony Financial	180,870		6,064,571
Voya Financial	135,520		6,843,760
			47,156,592
Energy - 6.5%
Andeavor	53,064		5,336,116
Chevron	70,838		8,078,366
Exxon Mobil	71,640		5,345,060
Halliburton	122,770		5,762,824
Pioneer Natural Resources	33,263		5,713,918
Schlumberger	48,640		3,150,899
Targa Resources	b		0
Valero Energy	65,630		6,088,495
			39,475,678
Food & Staples Retailing - 1.2%
Costco Wholesale	39,307		7,406,618

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Food, Beverage & Tobacco - 5.1%
Constellation Brands, Cl. A	39,617		9,029,507
Mondelez International, Cl. A	189,378		7,902,744
Monster Beverage	119,647	[a]	6,845,005
Philip Morris International	70,214		6,979,272
			30,756,528
Health Care Equipment & Services - 4.8%
Abbott Laboratories	100,050		5,994,996
Align Technology	27,727	[a]	6,963,082
Stryker	18,757		3,018,376
UnitedHealth Group	61,338		13,126,332
			29,102,786
Household & Personal Products - 1.8%
Colgate-Palmolive	87,900		6,300,672
Procter & Gamble	57,135		4,529,663
			10,830,335
Insurance - .9%
Hartford Financial Services Group	102,420		5,276,678
Materials - 3.0%
Celanese, Ser. A	72,881		7,303,405
DowDuPont	101,000		6,434,710
Nucor	77,730		4,748,526
			18,486,641
Media - 3.7%
Comcast, Cl. A	269,562		9,210,934
Twenty-First Century Fox, Cl. A	172,747		6,338,087
Walt Disney	67,981		6,828,012
			22,377,033
Pharmaceuticals, Biotechnology & Life Sciences - 7.9%
AbbVie	46,203		4,373,114
Agilent Technologies	97,911		6,550,246
Alexion Pharmaceuticals	28,914	[a]	3,222,754
Allergan	38,233		6,434,232
Biogen	10,662	[a]	2,919,469
Bristol-Myers Squibb	68,180		4,312,385
Eli Lilly & Co.	40,577		3,139,442
Exact Sciences	75,865	[a,b]	3,059,635
Johnson & Johnson	42,809		5,485,973
Merck & Co.	86,890		4,732,898
Pfizer	103,688		3,679,887
			47,910,035
Real Estate - 2.0%
American Tower	48,307	[c]	7,020,939
Equinix	12,014	[c]	5,023,534
			12,044,473

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Retailing - 5.3%
Amazon. com	16,894	[a]	24,451,362
Home Depot	43,358		7,728,130
			32,179,492
Semiconductors & Semiconductor Equipment - 8.2%
Broadcom	19,429		4,578,444
Lam Research	45,037		9,149,717
Marvell Technology Group	247,479		5,197,059
Micron Technology	107,991	[a]	5,630,651
NVIDIA	76,997		17,831,735
Taiwan Semiconductor Manufacturing,
ADR	171,869		7,520,987
			49,908,593
Software & Services - 15.8%
Adobe Systems	77,813	[a]	16,813,833
Alphabet, Cl. A	16,068	[a]	16,664,766
Atlassian, Cl. A	83,937	[a]	4,525,883
Electronic Arts	73,931	[a]	8,963,394
Facebook, Cl. A	40,345	[a]	6,446,728
Microsoft	46,690		4,261,396
salesforce.com	82,478	[a]	9,592,191
Splunk	105,869	[a]	10,416,451
Visa, Cl. A	95,741	[b]	11,452,538
Worldpay, Cl. A	87,240	[a]	7,174,618
			96,311,798
Technology Hardware & Equipment - 2.7%
Apple	56,828		9,534,602
Corning	242,608		6,763,911
			16,298,513
Telecommunication Services - 2.1%
AT&T	171,334		6,108,057
T-Mobile US	112,003	[a]	6,836,663
			12,944,720
Transportation - 1.4%
CSX	152,020		8,469,034
Utilities - 1.9%
Exelon	142,440		5,556,584
Sempra Energy	56,654		6,301,058
			11,857,642
Total Common Stocks (cost $420,659,213)			602,707,503

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon
	Rate (%)
Other Investment - .7%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $4,365,393)	1.64	4,365,393 [d]	4,365,393

Investment of Cash Collateral for Securities Loaned - .1%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $220,730)	1.66	220,729 [d]	220,730
Total Investments (cost $425,245,336)		100.0%	607,293,626
Cash and Receivables (Net)		.0%	278,711
Net Assets		100.0%	607,572,337

ADR—American Depository Receipt

[a]	Non-income producing security.
[b]

Security, or portion thereof, on loan. At March 31, 2018, the value of the fund’s securities on loan was $14,444,654 and the value of the collateral held by the fund was $14,537,982, consisting of cash collateral of $220,730 and U.S. Government & Agency securities valued at $14,317,252.

[c]	Investment in real estate investment trust.
[d]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
Dreyfus Large Cap Equity Fund
March 31, 2018 (Unaudited)

The following is a summary of the inputs used as of March 31, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	590,608,072	-	-	590,608,072
Equity Securities—
Foreign Common
Stocks†	12,099,431	-	-	12,099,431
Registered Investment
Companies	4,586,123	-	-	4,586,123

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At March 31, 2018, accumulated net unrealized appreciation on investments was $182,048,290 consisting of $188,371,597 gross unrealized appreciation and $6,323,307 gross unrealized depreciation.

At March 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Large Cap Growth Fund
March 31, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.1%
Capital Goods - 12.2%
3M	4,667		1,024,500
Boeing	4,353		1,427,262
Honeywell International	6,972		1,007,524
Illinois Tool Works	7,029		1,101,163
Ingersoll-Rand	14,010		1,197,995
Lockheed Martin	3,010		1,017,169
Roper Technologies	3,085		865,929
			7,641,542
Consumer Durables & Apparel - 1.0%
NIKE, Cl. B	9,749		647,724
Consumer Services - 3.9%
MGM Resorts International	22,680		794,254
Starbucks	12,258		709,616
Yum! Brands	10,964		933,365
			2,437,235
Diversified Financials - 2.0%
Charles Schwab	12,817		669,304
Invesco	17,434		558,062
			1,227,366
Energy - 1.1%
Continental Resources	12,170	[a]	717,421
Food & Staples Retailing - 1.2%
Costco Wholesale	3,964		746,937
Food, Beverage & Tobacco - 4.9%
Altria Group	4,806		299,510
Constellation Brands, Cl. A	3,363		766,495
Mondelez International, Cl. A	18,048		753,143
Monster Beverage	11,129	[a]	636,690
Philip Morris International	5,903		586,758
			3,042,596
Health Care Equipment & Services - 4.5%
Align Technology	3,981	[a]	999,749
Express Scripts Holding	5,120	[a]	353,690
UnitedHealth Group	6,852		1,466,328
			2,819,767
Household & Personal Products - 1.2%
Colgate-Palmolive	10,144		727,122
Materials - 2.6%
Celanese, Ser. A	10,079		1,010,017

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Materials - 2.6% (continued)
FMC	8,292		634,918
			1,644,935
Media - 3.8%
Comcast, Cl. A	36,167		1,235,826
Twenty-First Century Fox, Cl. A	9,435		346,170
Walt Disney	7,887		792,170
			2,374,166
Pharmaceuticals, Biotechnology & Life Sciences - 8.4%
AbbVie	7,690		727,858
Agilent Technologies	9,344		625,114
Alexion Pharmaceuticals	4,556	[a]	507,812
Allergan	2,170		365,189
Biogen	971	[a]	265,879
Bristol-Myers Squibb	7,714		487,910
Celgene	3,615	[a]	322,494
Eli Lilly & Co.	4,492		347,546
Exact Sciences	14,425	[a,b]	581,760
Gilead Sciences	4,514		340,310
Incyte	2,180	[a]	181,659
Johnson & Johnson	1,069		136,992
Vertex Pharmaceuticals	2,490	[a]	405,820
			5,296,343
Real Estate - 1.4%
Equinix	2,047	[c]	855,933
Retailing - 11.5%
Amazon. com	2,466	[a]	3,569,140
Booking Holdings	482	[a]	1,002,748
Lowe's	6,625		581,344
Netflix	4,349	[a]	1,284,477
The TJX Companies	9,743		794,639
			7,232,348
Semiconductors & Semiconductor Equipment - 11.0%
Analog Devices	7,215		657,503
Broadcom	3,026		713,077
Lam Research	5,881		1,194,784
Marvell Technology Group	35,179		738,759
Micron Technology	15,567	[a]	811,663
NVIDIA	9,239		2,139,660
Taiwan Semiconductor Manufacturing,
ADR	15,159		663,358
			6,918,804
Software & Services - 21.7%
Adobe Systems	7,760	[a]	1,676,781
Alphabet, Cl. A	3,018	[a]	3,130,089

Description		Shares		Value ($)
Common Stocks - 99.1% (continued)
Software & Services - 21.7% (continued)
Atlassian Corp.		11,781	[a]	635,232
Black Knight		12,460	[a]	586,866
Electronic Arts		6,959	[a]	843,709
Facebook, Cl. A		7,767	[a]	1,241,089
Microsoft		18,671		1,704,102
salesforce.com		9,684	[a]	1,126,249
Splunk		11,753	[a]	1,156,378
Visa, Cl. A		12,927	[b]	1,546,328
				13,646,823
Technology Hardware & Equipment - 4.9%
Apple		15,287		2,564,853
Corning		19,000		529,720
				3,094,573
Telecommunication Services - 1.8%
Arista Networks		2,534	[a]	646,930
T-Mobile US		8,320	[a]	507,853
				1,154,783
Total Common Stocks (cost $41,286,937)				62,226,418
	Coupon
	Rate (%)
Other Investment - .7%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $461,464)	1.64	461,464	[d]	461,464

Investment of Cash Collateral for Securities Loaned - .9%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $581,874)	1.66	581,874	[d]	581,874
Total Investments (cost $42,330,275)		100.7%		63,269,756
Liabilities, Less Cash and Receivables		(.7%)		(462,101)
Net Assets		100.0%		62,807,655

ADR—American Depository Receipt

[a]	Non-income producing security.
[b]

Security, or portion thereof, on loan. At March 31, 2018, the value of the fund’s securities on loan was $1,999,989 and the value of the collateral held by the fund was $2,007,053, consisting of cash collateral of $581,874 and U.S. Government & Agency securities valued at $1,425,179.

[c]	Investment in real estate investment trust.
[d]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
Dreyfus Large Cap Growth Fund
March 31, 2018 (Unaudited)

The following is a summary of the inputs used as of March 31, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	60,214,751	-	-	60,214,751
Equity Securities—
Foreign Common
Stocks†	2,011,667	-	-	2,011,667
Registered Investment
Companies	1,043,338	-	-	1,043,338

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At March 31, 2018, accumulated net unrealized appreciation on investments was $20,939,481, consisting of $21,658,810 gross unrealized appreciation and $719,329 gross unrealized depreciation.

At March 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Investment Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 18, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    May 18, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)